Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6. Intangible assets
The following table summarizes the components of our finite-lived intangible assets as of June 30, 2022, and December 31, 2021:

	June 30, 2022			December 31, 2021
(In thousands)	Gross Book Value	Less: Accumulated Amortization	Net Book Value	Gross Book Value	Less: Accumulated Amortization	Net Book Value
Electric frac licenses	$22,500	$—	$22,500	$22,500	$—	$22,500
Acquired technology	7,144	(1,403)	5,741	5,905	(589)	5,316

Intangible assets, net	$29,644	$(1,403)	$28,241	$28,405	$(589)	$27,816

Intangible assets are amortized over the period the Company expects the asset to generate cash flows. As such, we amortize each electric frac license through the remaining license period, beginning when the initial fleet built under each license is placed into service, a period we estimate to be 17 years. For technology acquired during 2021, we estimated this period to be seven years. For technology acquired in 2022 related to the acquisition of FTSI, we estimated the period to be three years. Amortization expense related to intangible assets was $0.4 million and $0.2 million for the three months ended June 30, 2022 and 2021, respectively. Amortization expense related to intangible assets was $0.8 million and $0.3 million for the six months ended June 30, 2022 and 2021, respectively.

5. Intangible assets
The following table summarizes the components of our intangible assets at December 31, 2021 and December 31, 2020:

	December 31, 2021			December 31, 2020
	Gross Book Value	Less: Accumulated Amortization	Net Book Value	Gross Book Value	Less: Accumulated Amortization	Net Book Value
Electric frac licenses	$22,500	$—	$22,500	$—	$—	$—
Acquired technology	5,905	(589)	5,316	—	—	—

Intangible assets, net	$28,405	$(589)	$27,816	$—	$—	$—

In June 2021, ProFrac LLC entered into an agreement with U.S. Well Services, LLC (“USWS”) to purchase three licenses to manufacture electric frac fleets (one license per fleet) using USWS CleanFleet
®
technology. The purchase price was $7.5 million per license for a total of $22.5 million. Under the terms of the agreement, ProFrac LLC has the option, but no obligation, to purchase seven additional licenses for $7.5 million each, and ten additional licenses for $9.0 million each thereafter.
Intangible assets are amortized over the period the Company expects the asset to generate cash flows. As such, we will amortize each electric frac license through the remaining license period, beginning when the initial fleet built under each license is placed into service, a period we estimate to be 17 years. For technology acquired during 2021, we estimated this period to be 7 years. Amortization expense related to intangible assets was $0.6 million for the year ended December 31, 2021.